Fair value measurements - assets and liabilities on a recurring basis (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Jun. 28, 2014	Nov. 08, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Senior Notes	$ 2,294.0	$ 2,294.0	$ 2,300.0
Assets:
Investment securities	21.6	20.7
Foreign currency forward contracts	1.1	3.1
Funds associated with Israeli post employment benefits	18.1	19.3
Total assets	40.8	43.1
Liabilities:
Contingent consideration	12.4	17.4
Interest rate swap agreements	6.9	8.3
Foreign currency forward contracts	6.5	0.8
Total liabilities	25.8	26.5
Fair Value, Inputs, Level 1 [Member]
Assets:
Investment securities	21.6	20.7
Foreign currency forward contracts	0	0
Funds associated with Israeli post employment benefits	0	0
Total assets	21.6	20.7
Liabilities:
Contingent consideration	0	0
Interest rate swap agreements	0	0
Foreign currency forward contracts	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Investment securities	0	0
Foreign currency forward contracts	1.1	3.1
Funds associated with Israeli post employment benefits	18.1	19.3
Total assets	19.2	22.4
Liabilities:
Contingent consideration	0	0
Interest rate swap agreements	6.9	8.3
Foreign currency forward contracts	6.5	0.8
Total liabilities	13.4	9.1
Fair Value, Inputs, Level 3 [Member]
Assets:
Investment securities	0	0
Foreign currency forward contracts	0	0
Funds associated with Israeli post employment benefits	0	0
Total assets	0	0
Liabilities:
Contingent consideration	12.4	17.4
Interest rate swap agreements	0	0
Foreign currency forward contracts	0	0
Total liabilities	12.4	17.4
Senior Notes and Public Bond [Domain] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Senior Notes	$ 2,300.0	$ 2,400.0